Selected Statements of Operations Data (Details) - Schedule of long-lived assets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets	[1]	$ 3,467	$ 3,068
Israel [Member]
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets		2,302	1,730
United States [Member]
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets		746	885
Other [Member]
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets		$ 419	$ 453

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.